Investments in Joint Ventures and Associates - Summary of Business Acquisition Consideration Transferred (Detail) $ in Thousands, $ in Thousands	2 Months Ended	6 Months Ended
	Aug. 31, 2022 USD ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jan. 20, 2022 MXN ($)	Jan. 20, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Payment of debt to third parties	$ 281,808
Fair value of the identifiable net assets acquired		$ 38,317,854		$ 1,878,050
Deer Park [Member]
Disclosure of detailed information about business combination [line items]
Cash paid to Shell		8,597,743	$ 421,396
Payment of debt to third parties		18,289,066	896,391
Payment of DPRLP's debt to company partners		3,496,054	171,350
Total consideration paid in cash		30,382,863	1,489,137
Settlement of pre-existing relationship		6,663,803		326,609	$ 1,227,383	$ 60,157
Total		37,046,666		1,815,746
Fair value of the identifiable net assets acquired		(38,317,854)		$ (1,878,050)
Gain on bargain purchase		$ (1,271,188)	$ (62,304)